RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Conduit Shareholders [Member]	Dec. 31, 2013 Perion Network Ltd [Member]
Related Party Transaction [Line Items]
Services provided by related party to Client Connect, Ltd.			$ 1,294
Revenue from transactions with related party to Client Connect, Ltd.			341
Accounts payable, related parties		$ 12,823		$ 12,823